Other receivables	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other receivables
Other receivables
8.	Other receivables

	As of March 31,
	2022	2021
Escrow deposit for IPO guarantee(1)	$—	$150,001
Amount due from third parties	33,059	—
Redemption of fund(2)	—	5,563,191
Total	$33,059	$5,713,192
(1)	The Company submitted the application for redemption of escrow deposit for IPO guarantee and redeemed the funds in November, 2021.
(2)	The Company made an investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of March 31, 2022, the Company has fully divested of these financial assets

6.	Other receivables

	As of March 31,
	2021	2020
Redemption of fund	$5,563,191	$—
Escrow deposit for IPO guarantee	150,001	—
Total	$5,713,192	$—

The Company made investment in financial assets held for trading of $8,000,000 which was belonging to Level 3 to measure fair value. As of March 19, 2021, the Company redeemed the fund and suffered a loss of $2,436,809. As of March 31, 2021, the Company has not received the redemption amount of $5,563,191 netting of transaction fee of $172,057.